RESULTS FOR THE YEAR - Staff Costs (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RESULTS FOR THE YEAR
Wages and salaries	kr 489	kr 308	kr 230
Share-based compensation	147	91	76
Defined contribution plans	39	24	19
Other social security costs	72	23	18
Government grants	(96)	(86)	(64)
Total	651	360	279
Research and development expenses	572	324	249
General and administrative expenses	175	122	94
Government grants related to research and development expenses	(96)	(86)	(64)
Total	kr 651	kr 360	kr 279
Average number of FTE	471	313	235
Number of FTE at year-end	548	377	257
Remuneration to board of directors	kr 96	kr 86	kr 64